UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

FIP Master Funding II, LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of securitizer: 0001941114

Central Index Key Number of issuing entity (if applicable): 0001935828

Central Index Key Number of underwriter (if applicable): Not applicable

Chris Burbach – Executive Vice President, 480.616.0250
Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01:	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an exhibit to this Form ABS 15G.  Please see Exhibit Index for the related information.

2 of 4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Fundamental Income Properties, LLC

By:	/s/ Rina Paniry
Name: Rina Paniry
Title: Chief Financial Officer
Date: September 29, 2025

3 of 4

EXHIBIT INDEX

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed Upon Procedures, dated September 26, 2025

4 of 4